Condensed Consolidated Statements of Changes in Shareholders’ Equity (Deficit) (Unaudited) - USD ($)	Share Capital	Share Premium	Reserve	Accumulated Deficit	Accumulated Other comprehensive Income (loss)	Total
Balance at Dec. 31, 2021	$ 141,075	$ 13,126,493	$ 9,736,066	$ (16,644,958)	$ 2,479	$ 6,361,155
Balance (in Shares) at Dec. 31, 2021	12,010,001
Sale of ordinary shares	$ 15,525	23,850,364				23,865,889
Sale of ordinary shares (in Shares)	1,725,000
Issuance of ordinary shares for exercise of warrants	$ 968	321,533	(64,156)			258,344
Issuance of ordinary shares for exercise of warrants (in Shares)	107,500
Share based expenses	$ 522	787,098				787,620
Share based expenses (in Shares)	58,000
Stock option expense			2,424,901			2,424,901
Net loss				(5,663,736)		(5,663,736)
Foreign currency translation					36,439	36,439
Balance at Mar. 31, 2022	$ 158,090	38,085,488	12,096,811	(22,308,694)	38,918	28,070,612
Balance (in Shares) at Mar. 31, 2022	13,900,501
Balance at Dec. 31, 2021	$ 141,075	13,126,493	9,736,066	(16,644,958)	2,479	6,361,155
Balance (in Shares) at Dec. 31, 2021	12,010,001
Issuance of ordinary shares for conversion of debt
Ordinary shares issued for acquisition of intangible asset
Net loss						(18,198,674)
Balance at Sep. 30, 2022	$ 163,332	38,256,659	17,099,419	(34,843,632)	149,221	20,824,999
Balance (in Shares) at Sep. 30, 2022	14,482,974
Balance at Mar. 31, 2022	$ 158,090	38,085,488	12,096,811	(22,308,694)	38,918	28,070,612
Balance (in Shares) at Mar. 31, 2022	13,900,501
Issuance of ordinary shares for exercise of warrants	$ 5,243	171,172	(52,258)			124,156
Issuance of ordinary shares for exercise of warrants (in Shares)	582,473
Stock option expense			2,469,549			2,469,549
Net loss				(6,938,711)		(6,938,711)
Foreign currency translation					46,204	46,204
Balance at Jun. 30, 2022	$ 163,332	38,256,659	14,514,102	(29,247,405)	85,122	23,771,810
Balance (in Shares) at Jun. 30, 2022	14,482,974
Stock option expense			2,585,317			2,585,317
Net loss				(5,596,227)		(5,596,227)
Foreign currency translation					64,099	64,099
Balance at Sep. 30, 2022	$ 163,332	38,256,659	17,099,419	(34,843,632)	149,221	20,824,999
Balance (in Shares) at Sep. 30, 2022	14,482,974
Balance at Dec. 31, 2022	$ 164,896	38,831,542	18,079,741	(43,032,294)	52,182	14,096,067
Balance (in Shares) at Dec. 31, 2022	14,629,457
Sale of ordinary shares	$ 2,094	1,281,291				1,283,385
Sale of ordinary shares (in Shares)	195,044
Share based expenses	$ 22	14,741				14,763
Share based expenses (in Shares)	2,112
Stock option expense			904,664			904,664
Net loss				(6,560,916)		(6,560,916)
Foreign currency translation					(60,572)	(60,572)
Balance at Mar. 31, 2023	$ 167,012	40,127,574	18,984,405	(49,593,210)	(8,390)	9,677,391
Balance (in Shares) at Mar. 31, 2023	14,826,613
Balance at Dec. 31, 2022	$ 164,896	38,831,542	18,079,741	(43,032,294)	52,182	14,096,067
Balance (in Shares) at Dec. 31, 2022	14,629,457
Issuance of ordinary shares for conversion of debt						3,000,000
Ordinary shares issued for acquisition of intangible asset						3,271,828
Net loss						(21,112,400)
Balance at Sep. 30, 2023	$ 187,890	46,525,899	20,497,224	(64,144,694)	383,049	3,449,368
Balance (in Shares) at Sep. 30, 2023	16,747,460
Balance at Mar. 31, 2023	$ 167,012	40,127,574	18,984,405	(49,593,210)	(8,390)	9,677,391
Balance (in Shares) at Mar. 31, 2023	14,826,613
Sale of ordinary shares	$ 1,224	608,587				609,811
Sale of ordinary shares (in Shares)	112,321
Share based expenses	$ 353	162,574				162,927
Share based expenses (in Shares)	32,388
Ordinary shares issued for acquisition of intangible asset	$ 3,270	2,051,730				2,055,000
Ordinary shares issued for acquisition of intangible asset (in Shares)	300,000
Ordinary shares issued for commission of issuance of convertible debt	$ 593	249,407				250,000
Ordinary shares issued for commission of issuance of convertible debt (in Shares)	54,428
Ordinary shares issued for cashless exercise of warrants	$ 3,333	12,132	(15,465)
Ordinary shares issued for cashless exercise of warrants (in Shares)	305,771
Stock option expense			764,009			764,009
Net loss				(8,251,727)		(8,251,727)
Foreign currency translation					(90,024)	(90,024)
Balance at Jun. 30, 2023	$ 175,785	43,212,004	19,732,949	(57,844,937)	(98,414)	5,177,387
Balance (in Shares) at Jun. 30, 2023	15,631,521
Share based expenses	$ 1,085	324,915				326,000
Share based expenses (in Shares)	100,000
Issuance of ordinary shares for conversion of debt	$ 11,020	2,988,980				3,000,000
Issuance of ordinary shares for conversion of debt (in Shares)	1,015,939
Stock option expense			764,275			764,275
Net loss				(6,299,757)		(6,299,757)
Foreign currency translation					481,463	481,463
Balance at Sep. 30, 2023	$ 187,890	$ 46,525,899	$ 20,497,224	$ (64,144,694)	$ 383,049	$ 3,449,368
Balance (in Shares) at Sep. 30, 2023	16,747,460